Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments
Schedule of cash and cash equivalents

In k€	2023	2022
Cash at banks and on hand	237,562	231,614
Short term deposits	35,000	—
Money market funds	238,346	183,540
Total	510,909	415,155

Schedule of other long term investments

The development of investments measured at fair value in accordance with IFRS 9 is shown below:

In k€	2023	2022
Balance at January 1	131,042	268,793
Additions	10,199	46,137
Additions due to discontinued use of equity method	1,906	—
Reduction due to change to accounting according to the equity method	(2,369)	—
Fair value adjustments recognized in profit or loss	(3,678)	(172,159)
Adjustments to fair value, recognized in OCI	(1,506)	(11,729)
Net book value December 31	135,593	131,042

Summary of loan liabilities

				December 31,
				2023	2023	2022	2022
		Nominal interest	Maturity	Fair	Carrying	Fair	Carrying
Country of lender	Currency	Rate	until	Value	amount	Value	amount
				k€	k€	k€	k€
Germany	EUR	fixed interest rate of 0.8 % to 2%	2024-2029	202,727	243,583	137,278	150,171
Germany	EUR	variable interest rate of 4.8% to 5%	2024-2026	64,088	64,500	61,003	64,500
Germany	EUR	1.60%	2024-2027	67,631	75,000	71,846	75,000
Germany	EUR	1.20%	2029	5,010	5,647	6,358	6,722
Germany	EUR	1.40%	2031	15,814	18,458	19,099	20,367
Italy	EUR	fixed interest rate of 1.3 % to 4.5%	2026-2027	340	367	729	757
Italy	EUR	variable interest rate 4.5%	2027	421	434	489	500
France	EUR	fixed interest rate of 0.00% to 0.55%	2025	23,216	27,876	10,038	10,742
				379,247	435,865	306,840	328,759

Schedule of carrying amounts of lease liabilities and the movements

In k€	2023	2022
Amount beginning of the year	176,823	150,437
Foreign currency Translation	(958)	(923)
Additions	33,975	38,784
Business combination	—	3,962
Disposals	(4,086)	(232)
Accretion of interest	5,831	3,841
Payments	(22,446)	(19,046)
Amount end of the year	189,140	176,823

Schedule of lease liabilities

In k€	2023	2022
Current portion of lease obligations	19,115	14,825
Long-term lease obligations	170,025	161,998
	189,140	176,823

Schedule of amounts are recognised in profit and loss

in k€	2023	2022	2021
Depreciation expense of right-of-use assets	21,075	18,659	15,829
Interest expense on lease liability	5,831	3,841	3,728
Expense relating to short-term leases	236	476	839
Expense for leases on an asset of low value	62	50	56
Total amount recognized in profit or loss	27,205	23,026	20,452

Schedule of reconciliation of cash flows from financing activities to the changes in financial liabilities

The following tables show the reconciliation of cash flow from financing activities to changes in financial liabilities in 2023 and 2022.

	Loans	Lease Obligations	Bonds
	k€	k€	k€
Balance as of Jan 1, 2023	329,851	176,823	3
Proceeds from issuance of loans	219,923	—	—
Repayments	(112,880)	(22,446)	—
Interest paid	(12,853)	—	—
Cashflow from financing activities	94,189	(22,446)	—
Non-cash transactions:
Disposal of finance lease obligation	—	(4,086)	—
Foreign currency translation	—	(958)	—
Interest expense	11,739	—	—
Change in accrued interest and other	1,279	5,831	—
Issue of finance lease obligation	—	33,975	—
Balance as of Dec 31, 2023	437,058	189,140	3

	Loans	Lease Obligations	Bonds
	k€	k€	k€
Balance as of Jan 1, 2022	362,480	150,438	3
Proceeds from issuance of loans	—	—	—
Repayments	(34,067)	(19,046)	—
Interest paid	(5,731)	—	—
Cashflow from financing activities	(39,798)	(19,046)	—
Non-cash transactions:
Disposal of finance lease obligation	—	(232)	—
Foreign currency translation	—	(1,120)	—
Interest expense	9,083	—	—
Change in accrued interest and other	(1,914)	4,068	—
Issue of finance lease obligation	—	42,716	—
Balance as of Dec 31, 2022	329,851	176,823	3